SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Notes Payable within the fair value on a recurring basis
	Level 1	Level 2	Level 3
Notes payable — 2012	-0-	-0-	$630,777
Notes payable — 2011	-0-	-0-	$647,860

Level 3 reconciliation
Notes payable
Balance, December 31, 2011	$647,860
Issuance of convertible notes (net of discount)	32,917
Conversion of convertible Debt	-50,000

Balance, June 30, 2012	$630,777

Computation of Earnings Per Share, Three Months Ended
	For the Three Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(359,284)	$(343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$(0.00)	$(0.00)

Computation of Earnings Per Share, Six Months Ended
	For the Six Months Ended
	June 30,
	2012	2011
Loss (numerator)	$(908,755)	$(753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$(0.00)	$(0.00)